Segmental Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Ireland	14.1	18.5	22.5
United States	4,659.2	4,174.1	3,249.3
Rest of World	1,743.4	1,829.5	1,662.5
	____________	____________	____________
Total revenues	6,416.7	6,022.1	4,934.3
	____________	____________	____________

Year to December 31,	2015	2014
	$’M	$’M
	___________	___________
Ireland	1.7	3.1
United States	751.3	749.8
Rest of World	82.2	91.3
	____________	____________
Total	835.2	844.2
	____________	____________

Schedule of Revenue by Major Customers by Reporting Segments

	2015	2015	2014	2014	2013	2013
Year to December 31,	$’M	% product revenue	$’M	% product revenue	$’M	% product revenue
	___________	___________	___________	___________	___________	___________
AmerisourceBergen Corp	1,048.3	17	759.2	13	721.0	15
McKesson Corp.	1,044.1	17	1,021.0	18	902.9	19
Cardinal Health Inc.	796.9	13	979.9	17	853.7	18
	____________	___________	____________	___________	____________	___________

Schedule of Trade Receivables by Major Customers by Reporting Segments

Amounts outstanding as at December 31, in respect of these material customers were as follows:

	2015	2014
December 31,	$’M	$’M
	___________	___________
AmerisourceBergen Corp	171.5	134.9
McKesson Corp.	193.1	179.4
Cardinal Health Inc.	181.7	164.5
	____________	___________

Schedule of Segment Revenue from Major Products
	December 31,	December 31,	December 31,
	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________

VYVANSE	1,722.2	1,449.0	1,227.8
LIALDA/MEZAVANT	684.4	633.8	528.9
CINRYZE	617.7	503.0	-
ELAPRASE	552.6	592.8	545.6
FIRAZYR	445.0	364.2	234.8
REPLAGAL	441.2	500.4	467.9
ADDERALL XR	362.8	383.2	375.4
VPRIV	342.4	366.7	342.7
PENTASA	305.8	289.7	280.6
FOSRENOL	177.6	183.0	183.4
GATTEX/REVESTIVE	141.7	-	-
XAGRID	100.8	108.5	99.4
INTUNIV	65.1	327.2	334.9
NATPARA	24.4	-	-
Other product sales	116.2	128.9	136.1
	____________	____________	____________
Total product sales	6,099.9	5,830.4	4,757.5
	____________	____________	____________